LEASES - Schedule of Lessor Rental Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Other income (expense), net	$ 5,202	$ 2,708	$ 2,270